Financial commitments and contingent liabilities - Disclosure of Financial Commitments (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financial Commitments [Abstract]
Operating lease commitments	£ 0	£ 6,619
TV programme rights commitments	2,434	2,113
Capital commitments	1,234	1,432
Other commitments	228	253
Total	£ 3,896	£ 10,417